PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.5%
Asset-Backed Securities 1.8%
Collateralized Loan Obligations
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.764%(c)	10/17/32	8,200	$8,160,878
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31	15,814	15,772,490
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.677(c)	10/20/30	25,012	24,951,402
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	7.017(c)	07/20/32	26,000	25,931,479
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.616(c)	01/20/35	15,000	15,049,500
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.784(c)	01/22/31	9,059	9,052,286
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.674(c)	05/06/30	10,649	10,630,627
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	25,000	24,860,842
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.784(c)	07/17/34	9,500	9,455,788

Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	7.524(c)	01/15/31	54,598	54,817,529
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.827(c)	09/01/31	10,000	9,956,925
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.455(c)	10/15/29	18,552	18,469,503
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.806(c)	01/20/32	49,520	49,727,650

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.647%(c)	04/18/31	24,314	$24,230,548
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	10/20/28	685	683,766

Total Asset-Backed Securities (cost $300,139,246)				301,751,213
Corporate Bonds 83.8%
Advertising 0.3%
CMG Media Corp., Gtd. Notes, 144A(a)	8.875	12/15/27	62,406	50,577,006
Aerospace & Defense 2.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	90,942	88,674,130
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	47,244,660
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	38,780	36,557,906
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	35,447	35,345,976
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	18,329	18,334,499
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	30,175	29,797,813
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	116,772	116,772,000
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	29,260	29,946,147
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,330	13,821,212
Gtd. Notes(a)	5.500	11/15/27	26,139	25,177,638
Sr. Sec’d. Notes, 144A	6.250	03/15/26	16,748	16,641,804
				458,313,785
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	58,044	51,753,554
Airlines 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,380,986
Sr. Sec’d. Notes, 144A	11.750	07/15/25	14,003	15,364,393

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500%	04/20/26	8,712	$8,548,323
Sr. Sec’d. Notes, 144A	5.750	04/20/29	47,500	45,307,875

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	19,029	15,128,055
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	33,277	31,636,265
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	16,665,971
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	26,385	18,535,463
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	24,815	20,782,562
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	14,000	11,614,400
				194,964,293
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	11,626	10,136,823
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	3,643	3,549,196
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	63,139	48,472,380
				62,158,399
Auto Manufacturers 1.0%
Allison Transmission, Inc., Gtd. Notes, 144A	3.750	01/30/31	342	285,945
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	1,900	2,097,871
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	4,700	3,749,211
Sr. Unsec’d. Notes(a)	4.750	01/15/43	41,757	32,210,040
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	24,682,958
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	675	635,942
Sr. Unsec’d. Notes(a)	4.134	08/04/25	2,375	2,281,175
Sr. Unsec’d. Notes(a)	5.125	06/16/25	1,425	1,393,351
Sr. Unsec’d. Notes	5.584	03/18/24	530	528,583
Sr. Unsec’d. Notes(a)	6.800	05/12/28	1,828	1,860,801

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750%	10/15/25	29,200	$29,387,756
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A	2.750	03/09/28	7,000	5,981,313
Sr. Unsec’d. Notes, 144A, MTN	2.450	09/15/28	5,000	4,128,391

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A(a)	4.810	09/17/30	11,825	10,503,139
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,221	48,245,403
				167,971,879
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	47,047	45,293,558
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	12,375	12,529,688
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	8,040	7,926,772
Gtd. Notes(a)	6.500	04/01/27	18,424	17,809,121

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	4,119	4,077,810
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	14,110	11,925,674
Sr. Unsec’d. Notes	4.500	02/15/32	14,150	11,616,788
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	10,239,802
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,274	5,022,929

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	35,900	29,583,016
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	32,788	31,657,538
				187,682,696
Banks 0.5%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	22,819,992
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	8,190	8,031,053
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	14,790	14,120,692
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	10,175	10,739,197
Sr. Unsec’d. Notes, 144A(a)	12.250	10/01/30	12,475	13,154,438

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198%(ff)	06/01/32	20,671	$16,018,578
				84,883,950
Building Materials 1.9%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	21,845	21,543,257
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	23,375	22,089,375
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	45,023	35,352,070
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	01/31/27	20,794	20,452,130
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	16,896	15,967,857
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	11,429	10,970,022
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	8,178,468

Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	9,825	10,103,680
Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,533	11,390,320
Gtd. Notes, 144A	5.375	02/01/28	1,957	1,859,150

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500	02/01/30	26,665	22,597,957
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	37,114	35,265,123
Sr. Sec’d. Notes, 144A	8.875	11/15/31	17,305	17,605,227
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	18,924	15,543,881
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	46,948,032
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,883	9,291,222
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	11,187	10,710,987

Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	7.250	01/15/31	6,540	6,584,104
				322,452,862
Chemicals 2.0%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	36,370	34,827,498

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250%	09/30/28	11,725	$7,904,771
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	9,475	5,043,653
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	8,980	8,554,293
Gtd. Notes, 144A(a)	4.625	11/15/29	6,704	5,633,522
Gtd. Notes, 144A(a)	5.750	11/15/28	6,620	5,991,854

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $40,926,462; purchased 08/03/17 - 03/15/21)(f)	10.250	09/01/27(d)	41,923	35,313,732
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28	37,268	29,725,594
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,505,075
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,469,500
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	21,927	19,679,482
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	16,100	13,986,658
Sr. Sec’d. Notes, 144A	9.750	11/15/28	29,825	30,749,388
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	4,578	3,743,433

Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	21,875	22,311,038
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,165	1,119,852
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	43,125	34,862,250
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,054,125
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	36,467	36,899,462
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	21,671	18,410,149
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	14,825	12,163,457
				342,948,786

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	13.125%	05/01/28		22,638	$21,562,695
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	10.750	05/15/26		12,807	13,367,306
					34,930,001
Commercial Services 4.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		24,602	23,206,311
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		48,580	47,229,780
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		71,573	54,101,531
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		68,027	62,592,678
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		41,358	36,188,250
Sr. Sec’d. Notes, 144A	4.625	06/01/28		36,956	32,070,786

Alta Equipment Group, Inc., Sec’d. Notes, 144A(a)	5.625	04/15/26		16,763	15,716,073
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		15,247	13,672,907
Gtd. Notes, 144A	4.625	10/01/27		15,085	14,054,227

APi Group DE, Inc., Gtd. Notes, 144A(a)	4.750	10/15/29		10,373	9,317,676
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		28,975	26,301,065
Gtd. Notes, 144A(a)	5.375	03/01/29		475	427,607
Gtd. Notes, 144A(a)	5.750	07/15/27		235	222,166
Gtd. Notes, 144A	5.750	07/15/27		619	580,843

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	11,000	11,897,349
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		3,173	2,981,362
Gtd. Notes, 144A	5.500	07/15/25		766	758,155

Carriage Services, Inc., Gtd. Notes, 144A(a)	4.250	05/15/29		8,946	7,616,189
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29		8,525	7,625,867
Gtd. Notes, 144A(a)	3.750	10/01/30		5,248	4,583,909

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500%	01/15/31	14,825	$15,100,542
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26	9,950	8,763,661
Gtd. Notes, 144A(a)	5.000	12/01/29	18,800	14,441,877

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(a)	6.500	05/15/29	92,665	78,626,418
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.500	09/01/28	52,223	45,360,645
NESCO Holdings II, Inc., Sec’d. Notes, 144A(a)	5.500	04/15/29	26,390	23,658,160
Service Corp. International, Sr. Unsec’d. Notes(a)	3.375	08/15/30	17,030	14,364,293
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	23,383	19,849,846
Gtd. Notes(a)	3.875	02/15/31	5,805	5,052,216
Gtd. Notes(a)	4.000	07/15/30	2,906	2,595,332
Gtd. Notes(a)	4.875	01/15/28	59,499	57,203,084
Gtd. Notes(a)	5.250	01/15/30	30,170	28,821,862

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	104,424	104,873,472
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,375	11,644,962
				801,501,101
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	5,862,812
McAfee Corp., Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30	37,735	32,618,580
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	5,248	5,422,095
NCR Voyix Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	18,075	16,497,387
Gtd. Notes, 144A(a)	5.125	04/15/29	29,199	26,741,311
Gtd. Notes, 144A(a)	5.250	10/01/30	11,634	10,254,311

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,093,780
				119,490,276

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	69,761	$61,817,803
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A(a)	7.750	03/15/31	9,675	10,038,780
Sr. Sec’d. Notes, 144A	6.750	03/15/28	4,550	4,633,993

Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(a)	8.500	06/15/30	24,100	24,856,729
				101,347,305
Diversified Financial Services 3.1%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	25,173	24,608,426
GN Bondco LLC, Sr. Sec’d. Notes, 144A(a)	9.500	10/15/31	50,525	48,000,470
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	11,058	10,339,230
Gtd. Notes, 144A	5.375	12/01/24	206	205,743
Gtd. Notes, 144A(a)	9.250	12/01/28	12,060	12,388,032

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	53,905	46,092,893
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	28,837	20,288,429
LFS Topco LLC, Gtd. Notes, 144A(a)	5.875	10/15/26	27,200	24,029,699
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	14,349	12,787,592
Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,078,733
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	15,400	15,664,726
Sr. Unsec’d. Notes, 144A(a)	8.375	05/01/28	9,125	9,354,950
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	59,645	51,537,710
Gtd. Notes, 144A	5.500	08/15/28	5,100	4,750,871
Gtd. Notes, 144A	6.000	01/15/27	32,945	32,070,182
Navient Corp.,
Sr. Unsec’d. Notes(a)	5.500	03/15/29	31,775	27,818,048
Sr. Unsec’d. Notes(a)	6.750	06/25/25	10,475	10,550,866
Sr. Unsec’d. Notes(a)	9.375	07/25/30	14,350	14,717,425
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	2,550	2,278,180
Gtd. Notes	3.875	09/15/28	11,970	10,281,252

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes(a)	4.000%	09/15/30	27,589	$22,464,338
Gtd. Notes(a)	6.625	01/15/28	8,534	8,291,282
Gtd. Notes	6.875	03/15/25	6,688	6,739,745
Gtd. Notes(a)	7.125	03/15/26	51,653	52,070,669
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	19,065,148
Gtd. Notes, 144A	5.375	10/15/25	26,500	25,776,085
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	7,271	6,405,548
Gtd. Notes, 144A(a)	3.875	03/01/31	5,293	4,475,239
Gtd. Notes, 144A(a)	4.000	10/15/33	13,550	10,948,489
				535,080,000
Electric 4.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750	03/01/31	11,137	9,591,644
Sr. Sec’d. Notes, 144A	4.500	02/15/28	8,674	8,199,246
Sr. Sec’d. Notes, 144A	5.250	06/01/26	377	369,852
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	62,740	56,883,301
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	77,631	68,702,062
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	175,024	164,746,626

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	18,043	11,728,037
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	36,375	35,522,230
Gtd. Notes	6.625	01/15/27	8,744	8,685,996
Gtd. Notes, 144A(a)	3.375	02/15/29	10,741	9,198,326
Gtd. Notes, 144A	3.625	02/15/31	38,534	31,644,207
Gtd. Notes, 144A(a)	3.875	02/15/32	30,058	24,579,718
Gtd. Notes, 144A(a)	5.250	06/15/29	18,376	17,153,473
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	33,500	33,108,229

PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30	21,632	20,328,910
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	32,750	31,143,087
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	38,890	37,998,481
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29	35,350	31,971,024

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27		77,163	$73,503,549
Gtd. Notes, 144A(a)	5.500	09/01/26		14,690	14,410,224
Gtd. Notes, 144A	5.625	02/15/27		75,647	73,779,566
					763,247,788
Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	5,081,638
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		25,697	22,145,610
Gtd. Notes, 144A(a)	4.750	06/15/28		2,650	2,375,606
Gtd. Notes, 144A(a)	6.500	12/31/27		3,292	3,197,853
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125	06/15/25		16,425	16,470,583
Gtd. Notes, 144A(a)	7.250	06/15/28		29,217	29,695,445
					78,966,735
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		41,105	41,202,276
Engineering & Construction 0.2%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	08/01/30		10,725	11,115,694
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		14,278	12,488,827
Gtd. Notes, 144A	4.125	02/15/32		11,500	9,851,144
					33,455,665
Entertainment 2.9%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		13,480	13,408,018
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30		63,675	63,755,244
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		70,817	62,216,562

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		21,770	20,923,097
CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30		9,125	8,572,994

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Everi Holdings, Inc., Gtd. Notes, 144A(a)	5.000%	07/15/29	2,533	$2,222,733
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	42,148	42,373,864
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	1,223	1,166,436
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	6,336	5,944,752
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,603	1,595,225
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.750	02/15/29	29,778	26,659,069
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	19,835	17,802,720
Light & Wonder International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28	1,200	1,203,506
Gtd. Notes, 144A(a)	7.500	09/01/31	9,850	9,998,066

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	35,098	31,408,174
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	22,270	20,110,033
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	49,725	41,401,000
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	56,199	53,498,506

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31	37,275	26,506,334
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	25,448	22,788,579
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	32,036	28,960,217
Gtd. Notes, 144A(a)	7.125	02/15/31	4,075	4,056,031
				506,571,160
Environmental Control 0.5%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	12,609	10,320,551
Gtd. Notes, 144A	4.875	12/01/29	19,036	15,851,820
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28	9,450	8,434,125
Gtd. Notes, 144A(a)	4.375	08/15/29	36,677	32,367,453

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
GFL Environmental, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	4.750%	06/15/29	5,000	$4,575,000
Sr. Sec’d. Notes, 144A	6.750	01/15/31	14,000	14,105,000
				85,653,949
Foods 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29	2,719	2,410,210
Gtd. Notes, 144A	4.625	01/15/27	11,182	10,737,905
Gtd. Notes, 144A	5.875	02/15/28	2,621	2,586,500
Gtd. Notes, 144A	6.500	02/15/28	6,655	6,681,446
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	264	259,515
Gtd. Notes(a)	5.250	09/15/27	101,650	88,516,702
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	17,350	17,726,337

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	29,359	23,841,869
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	4,994	4,976,372
Sr. Sec’d. Notes, 144A	4.625	11/15/28	1,784	1,624,468
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.750	12/01/31	18,077	14,970,242
Sr. Unsec’d. Notes	5.500	01/15/30	12,473	11,791,289

Kraft Heinz Foods Co., Gtd. Notes	4.625	10/01/39	950	831,843
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125	01/31/30	4,571	4,094,315
Gtd. Notes, 144A	4.375	01/31/32	3,405	2,976,902
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	46,652	37,774,111
Gtd. Notes	4.250	04/15/31	31,667	27,424,650
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	36,906	32,968,489
Gtd. Notes, 144A(a)	5.500	12/15/29	27,997	26,331,385
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	24,316	21,170,887
				339,695,437

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	18,950	$18,584,725
Sr. Unsec’d. Notes(a)	5.750	05/20/27	18,709	17,865,923
Sr. Unsec’d. Notes	5.875	08/20/26	24,359	23,726,906
				60,177,554
Healthcare-Products 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	28,000	23,526,133
Sr. Sec’d. Notes, 144A	6.750	02/15/30	12,090	10,407,341
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	105,657	93,802,879
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	53,935	48,949,292
				176,685,645
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	103,185	80,758,232
Gtd. Notes, 144A	4.625	06/01/30	77,849	65,808,577
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,074,373
Gtd. Notes	7.500	11/06/33	17,650	19,226,273
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,282,825
Gtd. Notes, MTN	7.750	07/15/36	25,990	28,705,450

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	24,513	21,463,204
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	42,494	27,880,200
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	56,123	52,949,382
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	88,444	85,863,370
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	33,402	32,368,711
Sr. Sec’d. Notes	4.250	06/01/29	60,378	54,095,568
Sr. Sec’d. Notes(a)	4.375	01/15/30	102,948	92,009,713
Sr. Sec’d. Notes	4.625	06/15/28	4,267	3,974,345

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	6.750%	05/15/31	3,890	$3,894,565
Sr. Unsec’d. Notes(a)	6.875	11/15/31	48,941	48,765,186
				634,119,974
Home Builders 4.4%
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28	17,525	17,201,828
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	19,704	16,769,819
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,361	18,768,480
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,483	11,781,157
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,153	40,628,678
Gtd. Notes(a)	6.750	03/15/25	26,976	26,921,472
Gtd. Notes	7.250	10/15/29	76,643	74,127,796
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	50,121	42,326,182
Gtd. Notes, 144A(a)	6.250	09/15/27	34,193	32,165,013
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	14,319	12,117,454
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	27,988	27,994,229
Gtd. Notes, 144A	3.875	08/15/29	234	203,527

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.000	12/15/25	5,300	5,061,500
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	12,554	11,764,231
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	36,740,857
KB Home,
Gtd. Notes(a)	4.000	06/15/31	21,256	18,044,691
Gtd. Notes	4.800	11/15/29	29,319	26,774,826
Gtd. Notes	6.875	06/15/27	17,586	17,989,474
Gtd. Notes	7.250	07/15/30	2,975	3,004,498
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,278,344
Gtd. Notes	4.950	02/01/28	28,261	26,845,879
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,558	48,821,592
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	34,931	32,660,485

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	14,350	$13,869,929
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	43,800	40,785,603
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	17,658,968

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	39,065	37,342,731
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,029,138
Gtd. Notes, 144A(a)	5.875	06/15/27	31,369	30,852,821
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	23,859	21,980,877
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,354,445
Gtd. Notes(a)	5.700	06/15/28	34,272	32,613,812
				769,480,336
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29	10,217	8,861,399
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	42,670	36,905,386
Central Garden & Pet Co., Gtd. Notes, 144A(a)	4.125	04/30/31	905	765,587
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	28,823,771
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	5,177,500
				71,672,244
Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	57,793	46,968,955
Gtd. Notes(a)	4.375	02/01/32	19,175	15,230,115

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	52,972,798
				115,171,868

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	11/15/25	18,925	$18,691,299
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875	04/15/29	30,291	27,480,210
				46,171,509
Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	33,280	28,142,060
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	18,469,814

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	35,043	34,754,028
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	15,596,700
				96,962,602
Iron/Steel 0.6%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	9,050	9,146,428
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,489,256
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(a)	6.750	04/15/30	26,800	26,085,670
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	3,000	2,639,572
Sr. Unsec’d. Notes	4.375	03/15/32	4,860	4,156,723

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	18,400	19,029,280
				101,546,929
Leisure Time 3.5%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	70,846	67,126,585
Gtd. Notes, 144A(a)	6.000	05/01/29	57,100	52,532,000
Gtd. Notes, 144A(a)	7.625	03/01/26	24,300	24,432,192
Sr. Sec’d. Notes, 144A(a)	4.000	08/01/28	8,175	7,367,719

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	9.000	05/15/28	34,150	34,377,994
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	50,435	47,787,162

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	5.875%	02/15/27	9,126	$8,812,294
Sr. Sec’d. Notes, 144A	8.125	01/15/29	8,075	8,196,125
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	27,739	28,588,507
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	35,275	33,334,875

NCL Finance Ltd., Gtd. Notes, 144A(a)	6.125	03/15/28	30,644	27,771,125
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	24,650	25,081,375
Gtd. Notes, 144A(a)	9.250	01/15/29	20,875	22,211,209
Sr. Sec’d. Notes, 144A	8.250	01/15/29	7,925	8,261,812
Sr. Unsec’d. Notes(a)	7.500	10/15/27	3,700	3,819,621
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	13,400	12,797,000
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	9,500	9,214,050
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	31,900	30,384,750
Sr. Unsec’d. Notes, 144A(a)	11.625	08/15/27	24,920	26,982,130
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	38,750	36,521,875
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	5,725	5,483,405
Sr. Unsec’d. Notes, 144A(a)	9.125	07/15/31	36,660	38,309,700

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	27,910	25,816,750
Vista Outdoor, Inc., Gtd. Notes, 144A(a)	4.500	03/15/29	7,778	7,421,230
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,200	10,443,328
				603,074,813
Lodging 1.6%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	1,075	952,189
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	3,775	3,430,749
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/32	42,765	35,921,824
Gtd. Notes, 144A(a)	4.000	05/01/31	1,852	1,629,022
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	320	307,441
Gtd. Notes(a)	4.750	10/15/28	46,117	42,668,673
Gtd. Notes(a)	5.500	04/15/27	42,825	41,501,014
Gtd. Notes(a)	5.750	06/15/25	4,825	4,799,455

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes(a)	6.750%	05/01/25	22,319	$22,398,588

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	18,672,729
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	12,848,125
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	18,075	17,103,469
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	16,915	15,414,978
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	60,510	53,482,671
				271,130,927
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	26,280	24,090,693
Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	13,675	14,599,415
Sr. Sec’d. Notes, 144A	7.500	01/01/30	26,475	27,008,564

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28	26,632	17,814,517
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	31,925	31,871,706
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	13,762,438
				105,056,640
Media 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	108,474	89,251,097
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31	100,976	84,299,918
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34	51,521	40,208,345
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33	34,925	27,972,831
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	12,417	10,869,628
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	30,725	28,782,749
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	15,403	14,656,508
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	14,806	13,731,865
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,182,001

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375%	02/15/31	27,213	$18,675,598
Gtd. Notes, 144A(a)	4.125	12/01/30	20,475	14,653,169
Gtd. Notes, 144A(a)	4.500	11/15/31	8,756	6,223,485
Gtd. Notes, 144A(a)	5.375	02/01/28	15,756	13,471,459
Gtd. Notes, 144A(a)	5.500	04/15/27	38,655	34,288,085
Gtd. Notes, 144A	6.500	02/01/29	960	813,795
Sr. Unsec’d. Notes(a)	5.250	06/01/24	9,108	8,679,679
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	134,663	74,362,964
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	16,770	9,319,784
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	37,843	21,427,739
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	23,472	16,055,474
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	267,691	6,323,319
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(f)	5.375	08/15/26(d)	183,396	4,500,114
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	64,394	29,383,978
Gtd. Notes(a)	7.375	07/01/28	30,755	15,364,994
Gtd. Notes	7.750	07/01/26	175,096	104,365,039

DISH Network Corp., Sr. Sec’d. Notes, 144A(a)	11.750	11/15/27	37,200	36,939,352
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	67,025	63,286,492
iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	6.375	05/01/26	14,404	12,260,191
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,300	6,828,854
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	10,433	9,283,235
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	6,587	5,827,552
Gtd. Notes, 144A(a)	5.625	07/15/27	12,620	11,951,140
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	39,352	29,281,170
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125,674	58,889,781

Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125	02/15/27	53,817	46,908,785

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500%	05/01/29	21,907	$19,215,501
Sr. Sec’d. Notes, 144A	5.125	02/15/25	25,860	25,595,613
Sr. Sec’d. Notes, 144A(a)	6.625	06/01/27	94,781	93,408,440

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.000	01/15/32	47,550	38,991,000
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	5.125	02/28/30	1,800	1,404,000
				1,169,934,723
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	16,098	14,441,238
Mining 1.5%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	8,950	9,151,375
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	3,625	3,581,101
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	45,985	41,202,560
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.875	03/01/26	2,687	2,304,103
Gtd. Notes, 144A	6.875	10/15/27	27,911	22,281,351
Gtd. Notes, 144A(a)	7.500	04/01/25	18,867	17,239,721
Gtd. Notes, 144A(a)	8.625	06/01/31	21,525	17,166,188

Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	24,845	24,616,958
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	19,537	18,584,571
Gtd. Notes, 144A(a)	6.125	04/01/29	42,395	40,112,029

New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.500	07/15/27	50,319	48,872,329
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	860,310
Gtd. Notes, 144A(a)	3.875	08/15/31	4,948	4,186,848
Gtd. Notes, 144A(a)	4.750	01/30/30	12,930	11,748,418
				261,907,862

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	6,475	$6,210,990
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	24,723,092

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	16,950	17,289,053
				48,223,135
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	5,920	5,208,389
Oil & Gas 7.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	19,986	20,136,328
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	10,471
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	39,525	37,051,507
Gtd. Notes, 144A(a)	7.625	02/01/29	7,452	7,640,208
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	17,418	17,196,866
Gtd. Notes, 144A	9.000	11/01/27	28,374	35,921,966
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	49,930	50,151,596

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(a)	9.750	11/01/26	57,180	58,823,925
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	15,495	15,248,664
Gtd. Notes, 144A	5.875	02/01/29	10,895	10,499,856
Gtd. Notes, 144A(a)	6.750	04/15/29	29,799	29,740,586
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	720,590
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	56,040,798
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	27,075	27,724,064
Gtd. Notes, 144A	8.625	11/01/30	12,200	12,657,500

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	46,088	45,873,217
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,425	16,005,280

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc., (cont’d.)
Gtd. Notes, 144A(a)	6.750%	03/01/29	32,042	$29,516,446
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.250	05/01/26	4,000	3,973,844
Gtd. Notes, 144A	9.250	02/15/28	25,232	26,066,804
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/29	5,123	4,918,856
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	4,537	4,501,469

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	9,975	9,975,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	28,913	28,366,587
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	27,207,574
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	17,686	16,501,388
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	24,298,251
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	51,068	49,733,714
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	30,875	28,534,833
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	10,384	10,697,402

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	23,600	22,538,000
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	25,674,638
Gtd. Notes, 144A(a)	7.500	01/15/28	66,185	58,573,725
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	45,170	45,121,366
Gtd. Notes, 144A(a)	7.375	05/15/27	4,175	4,037,040
Gtd. Notes, 144A(a)	9.125	01/31/30	40,970	41,079,004

Noble Finance II LLC, Gtd. Notes, 144A(a)	8.000	04/15/30	7,800	8,008,973
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,270,262
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,480,259
Sr. Unsec’d. Notes	7.875	09/15/31	850	940,162
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,155,783
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	33,190	29,663,562
Gtd. Notes, 144A(a)	4.625	05/01/30	28,475	25,319,970

Permian Resources Operating LLC, Gtd. Notes, 144A(a)	7.000	01/15/32	13,475	13,509,626
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	7,831,046

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada), (cont’d.)
Gtd. Notes, 144A	7.125%	01/15/26	15,052	$14,975,536
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	18,867,839
Gtd. Notes, 144A(a)	4.750	02/15/30	3,875	3,541,463

SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%^	13.138(c)	12/15/28	25,050	24,611,625
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	37,250	33,279,898
Gtd. Notes	5.375	02/01/29	15,208	14,475,714
Gtd. Notes(a)	5.375	03/15/30	67,106	63,686,624
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	24,383	22,267,189
Gtd. Notes(a)	4.500	04/30/30	26,625	23,955,276
Gtd. Notes	5.875	03/15/28	3,936	3,857,609
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	16,015	15,754,756
Gtd. Notes, 144A	7.500	01/15/26	11,077	10,800,075
Gtd. Notes, 144A	8.000	02/01/27	1,220	1,167,882
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,687,563

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	11,475	11,532,375
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	7,200	7,216,158
Gtd. Notes	10.125	01/15/28	6,075	6,187,908
				1,280,804,496
Packaging & Containers 1.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	41,431	21,388,594
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,668,925
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	5.250	08/15/27	8,175	5,988,187
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	3,735	3,288,481
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	8,910	6,548,850

Graham Packaging Co., Inc., Gtd. Notes, 144A(a)	7.125	08/15/28	33,920	29,858,571

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Graphic Packaging International LLC, Gtd. Notes	4.125%	08/15/24	9,225	$9,098,897
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	15,611,375
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	35,362	31,700,972
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	18,740	16,356,607
Sr. Sec’d. Notes, 144A	6.750	07/15/26	275	263,122
Sr. Sec’d. Notes, 144A	9.500	11/01/28	7,750	7,540,329
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	37,377	29,905,433
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	31,474	28,596,989

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(a)	7.875	08/15/26	21,000	20,862,896
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	10,400	9,334,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,231,879
Gtd. Notes, 144A(a)	6.625	05/13/27	980	969,938
Gtd. Notes, 144A(a)	7.250	05/15/31	9,800	9,724,970

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	22,350	20,346,313
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	39,500	41,678,456
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	6,675	5,818,958
				322,782,742
Pharmaceuticals 2.0%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	48,526	38,341,078
Gtd. Notes, 144A(a)	5.125	03/01/30	22,832	18,175,817
Gtd. Notes, 144A(a)	6.125	08/01/28	24,577	21,070,171

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,323	651,549
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	49,922	18,502,341
Gtd. Notes, 144A	5.000	02/15/29	73,671	25,784,850

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	116,023	$41,188,165
Gtd. Notes, 144A	5.250	02/15/31	23,067	8,073,450
Gtd. Notes, 144A	6.250	02/15/29	195,770	69,253,637
Gtd. Notes, 144A	7.000	01/15/28	11,113	4,278,505
Gtd. Notes, 144A(a)	9.000	12/15/25	3,775	3,369,187
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	2,278,698

Jazz Securities DAC, Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	6,397	5,736,510
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	2,023	1,795,943
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	88,381	69,607,169

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	38,010	24,846,273
				352,953,343
Pipelines 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.375	06/15/29	33,170	31,195,615
Gtd. Notes, 144A(a)	5.750	03/01/27	32,490	31,840,973
Gtd. Notes, 144A(a)	5.750	01/15/28	34,678	33,587,217
Gtd. Notes, 144A	7.875	05/15/26	2,575	2,630,599
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	28,525	25,123,948
Gtd. Notes	4.500	10/01/29	1,322	1,232,894

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	68,964	65,654,922
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	2,500	2,177,986
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450	11/03/36	3,455	3,517,270
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	15,197,905
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	5.500	07/15/28	685	665,892
Sr. Unsec’d. Notes, 144A(a)	6.000	07/01/25	3,242	3,217,365
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	25,112	25,175,291
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,284,512
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	12,851	13,255,182

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875%	01/15/29	15,486	$14,414,310
Gtd. Notes	7.000	08/01/27	14,055	13,595,427

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,577,530
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,412,246
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,579,943
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	136,539
Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	51,988	47,391,636
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	8,017	7,825,833
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	01/15/28	44,067	40,806,341
Gtd. Notes, 144A	6.000	03/01/27	15,384	14,778,891
Gtd. Notes, 144A(a)	6.000	12/31/30	10,702	9,715,640
Gtd. Notes, 144A(a)	6.000	09/01/31	8,663	7,812,899
Gtd. Notes, 144A	7.500	10/01/25	6,207	6,256,276
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29	19,005	16,691,771
Sr. Sec’d. Notes, 144A	4.125	08/15/31	14,185	12,238,419
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,675	9,536,882
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	74,625	77,071,708
Sr. Sec’d. Notes, 144A	9.875	02/01/32	79,425	81,368,014
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	4,719	4,281,062
Sr. Unsec’d. Notes	4.500	03/01/28	325	309,145
Sr. Unsec’d. Notes	5.250	02/01/50	10,200	8,503,204
Sr. Unsec’d. Notes	5.450	04/01/44	578	493,847
Sr. Unsec’d. Notes	5.500	08/15/48	6,380	5,357,996
				652,913,130
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	46,969	44,998,712
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	11,125	11,317,116
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	35,275	30,284,089
Gtd. Notes, 144A	4.375	02/01/31	19,777	16,425,771
Gtd. Notes, 144A	5.375	08/01/28	31,235	29,277,807

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(a)	5.250%	04/15/29		63,521	$54,597,222
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	5.250	04/15/30		12,866	8,700,508
					195,601,225
Real Estate Investment Trusts (REITs) 1.5%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31		50,779	36,191,307
Gtd. Notes(a)	9.750	06/15/25		21,309	21,144,089
Sr. Unsec’d. Notes(a)	4.750	05/01/24		9,674	9,196,324
Sr. Unsec’d. Notes(a)	4.750	02/15/28		44,279	32,346,861
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	2,225	1,790,302
Gtd. Notes	3.500	03/15/31		37,561	23,182,446
Gtd. Notes(a)	4.625	08/01/29		7,075	5,057,003
Gtd. Notes(a)	5.000	10/15/27		30,154	24,082,635

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		43,696	43,960,318
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A(a)	4.500	02/15/29		7,700	6,947,745
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		545	474,501
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,711,816
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,040,324
Gtd. Notes, 144A	4.625	12/01/29		36,481	33,145,455
					253,271,126
Retail 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		57,752	49,666,720
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	7,900,652

Arko Corp., Gtd. Notes, 144A(a)	5.125	11/15/29		15,325	12,783,593
At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29		24,647	4,250,407

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750%	04/01/27	9,975	$8,870,169
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	1,411	1,389,082
Gtd. Notes, 144A	8.250	07/15/30	37,105	37,281,806

Carrols Restaurant Group, Inc., Gtd. Notes, 144A(a)	5.875	07/01/29	21,545	18,857,020
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	12.000	11/30/28	65,750	68,215,625
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $7,678,413; purchased 07/25/22 - 08/04/22)(f)	5.375	04/01/26	8,315	7,944,825
Sr. Unsec’d. Notes, 144A (original cost $4,799,035; purchased 08/02/22 - 08/05/22)(f)	5.875	04/01/29	5,438	5,005,854
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30	69,312	58,486,837
Sr. Sec’d. Notes, 144A	4.625	01/15/29	12,034	10,677,207

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	44,740	38,367,478
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	11,535	9,486,683
Gtd. Notes, 144A	3.875	10/01/31	47,182	37,280,104

LBM Acquisition LLC, Gtd. Notes, 144A(a)	6.250	01/15/29	43,270	36,290,119
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	71,255	62,244,616
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	12,700	12,802,191
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	71,577	54,309,388
Sr. Unsec’d. Notes, 144A(a)	6.750	08/01/29	9,165	6,992,933
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29	15,080	13,058,017
Gtd. Notes, 144A(a)	7.500	10/15/27	6,625	6,602,544

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	62,320	61,362,562
SRS Distribution, Inc., Gtd. Notes, 144A(a)	6.000	12/01/29	41,722	36,512,478
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	33,961	33,779,017

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.000%	06/01/31	38,547	$34,117,718

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	50,850	44,811,563
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	26,560	24,311,085
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	4,125	4,047,958
				807,706,251
Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	57,101	53,257,088
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	37,408	37,350,561
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,065	1,010,419
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	14,921	13,355,116
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	677,612
				105,650,796
Telecommunications 3.4%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	64,965	55,748,415
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	6.750	10/01/26	6,775	6,497,564
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $4,723,134; purchased 11/14/23)^(f)	(1.624)(s)	12/31/30	4,205	4,723,134
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $947; purchased 11/14/23)^(f)	181.516(s)	12/31/30	9,472	10
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $752,177; purchased 11/14/23)^(f)	(11.280)(s)	12/31/30	329	752,177
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $1,490; purchased 11/14/23)^(f)	181.516(s)	12/31/30	14,902	15

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $51,237,746; purchased 05/22/20 - 10/26/21)(f)	8.000%	12/31/26(d)		58,118	$1,162,352
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $52,845,778; purchased 10/19/23)(f)	13.000	12/31/25(d)		75,441	51,299,989
Sr. Sec’d. Notes, 144A (original cost $226,008; purchased 10/19/23)(f)	8.750	05/25/24		250	230,000
Sr. Sec’d. Notes, 144A (original cost $72,740,077; purchased 10/19/23)(f)	8.750	05/25/24		76,959	70,609,853

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)		178,995	3,579,900
Iliad Holding SASU (France),
Sr. Sec’d. Notes(a)	5.625	10/15/28	EUR	2,600	2,792,403
Sr. Sec’d. Notes, 144A	6.500	10/15/26		23,994	23,324,328
Sr. Sec’d. Notes, 144A	7.000	10/15/28		20,580	19,643,610

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		79,031	72,964,580
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		7,089	3,296,385
Gtd. Notes, 144A	4.250	07/01/28		15,745	8,817,200
Gtd. Notes, 144A	4.625	09/15/27		15,148	9,240,280
Sr. Sec’d. Notes, 144A	3.400	03/01/27		8,925	8,434,125
Sr. Sec’d. Notes, 144A	10.500	05/15/30		34,660	32,148,258
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,202,213
Gtd. Notes	8.750	03/15/32		34,652	41,398,595
Sprint LLC,
Gtd. Notes	7.125	06/15/24		33,082	33,253,989
Gtd. Notes	7.625	02/15/25		36,161	36,757,568
Gtd. Notes	7.625	03/01/26		4,152	4,306,547
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27		1,251	1,159,162
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		81,982	78,761,230
Sr. Unsec’d. Notes, 144A	7.500	05/30/31		17,850	12,820,795
					595,924,677
Transportation 0.1%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		11,225	11,519,386

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A	7.125%	06/01/31		4,825	$4,874,957
Sr. Sec’d. Notes, 144A	6.250	06/01/28		6,875	6,810,202
					23,204,545
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A	5.500	05/01/28		11,053	10,383,354
Gtd. Notes, 144A	7.875	12/01/30		2,040	2,073,662
					12,457,016

Total Corporate Bonds (cost $16,611,815,135)					14,552,036,730
Floating Rate and Other Loans 2.3%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207(c)	04/21/28		20,525	20,510,074
Chemicals 0.2%
Venator Finance Sarl,
Delayed Draw Term Loan, 1 Month SOFR + 8.000%	15.426(c)	10/12/28		2,515	2,460,092
Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28		23,941	23,422,592
					25,882,684
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170(c)	03/01/29		21,249	20,965,311
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.198(c)	03/27/29		35,125	34,276,134
					55,241,445
Cosmetics/Personal Care 0.1%
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 5.000%	10.076(c)	02/23/29	GBP	11,625	14,040,027

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Electric 0.0%
Heritage Power LLC, Term Loan^	— %(p)	07/20/26(d)		3,881	$3,881,003
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	10/06/28		28,757	24,419,559
Insurance 0.3%
Acrisure LLC,
2021-1 Additional Term Loan, 3 Month LIBOR + 3.750%	9.400(c)	02/15/27		4,910	4,872,912
Term Loan B 2020, 3 Month LIBOR + 3.500%	9.150(c)	02/15/27		15,385	15,234,273

Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.713(c)	01/20/29		29,145	25,679,485
					45,786,670
Investment Companies 0.1%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	11.701(c)	02/22/30	EUR	14,873	15,866,600
Media 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.823(c)	01/18/28		16,391	15,763,115
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	15.420(c)	05/25/26		41,706	30,028,285
Second Lien Term Loan	8.175	08/24/26		136,549	2,787,925

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	09/25/26		14,029	10,882,615
					59,461,940
Retail 0.1%
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28		23,781	23,566,343

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.3%
Boxer Parent Co., Inc., Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.963%(c)	02/27/26	11,900	$11,825,625
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	43,871	40,507,539
				52,333,164
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	8,231	7,593,388
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	2,420	2,274,800
Lumen Technologies, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.713(c)	03/15/27	920	558,134
MLN US HoldCo LLC,
Initial Term Loan, 3 Month SOFR + 6.540%	11.935(c)	10/18/27	1,038	570,683
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	2,343	351,488
Term B Loan, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	70	5,568
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	60,687	37,580,115
Initial Term Loan- Second Lien, 3 Month SOFR + 7.114%	12.505(c)	10/01/29	25,920	7,203,609
				56,137,785

Total Floating Rate and Other Loans (cost $486,305,713)				397,127,294
U.S. Treasury Obligations(k) 2.6%
U.S. Treasury Notes	2.500	03/31/27	60,475	56,926,819
U.S. Treasury Notes(a)	2.625	05/31/27	100,565	94,766,799
U.S. Treasury Notes(a)(h)	3.875	11/30/27	301,400	295,937,125

Total U.S. Treasury Obligations (cost $459,984,238)				447,630,743

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks 2.2%
Chemicals 0.8%
TPC Group, Inc.*^	2,374,523	$59,363,075
Venator Materials PLC*	11,350,915,187	79,456,406
		138,819,481
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	14,478,399
Heritage Power LLC*^	536,541	6,781,878
Heritage Power LLC*^	23,599	298,291
Heritage Power LLC*^	617,491	308,746
Keycon Power Holdings LLC*^	82,238	5,610,277
		27,477,591
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock) (original cost $113,624,931; purchased 03/31/10 - 11/04/21)(f)	432,445	71,971,951
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,328,730
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	342,429	12,125,411
Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp.(a)	852,911	68,497,282
Wireless Telecommunication Services 0.4%
Intelsat Emergence SA (Luxembourg)*	2,417,044	63,749,536

Total Common Stocks (cost $350,815,489)		386,969,982
Preferred Stocks 0.8%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.812%, Series K, Maturing 05/10/24(oo)	87,000	2,196,750
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	4,000

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Electronic Equipment, Instruments & Components 0.8%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $142,482,000; purchased 03/29/21 - 02/09/22)^(f)	142,275	$142,275,000
Media 0.0%
Adelphia Communications Corp.*^	20,000	20

Total Preferred Stocks (cost $140,262,643)		144,475,770

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	253,124	1,582,025
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	253,124	1,012,496

Total Rights (cost $6,515)		2,594,521
Warrants* 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

Total Long-Term Investments (cost $18,349,328,979)		16,232,586,253

	Shares
Short-Term Investments 19.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	460,308,051	460,308,051
PGIM Core Short-Term Bond Fund(wb)	41,349,927	376,697,834

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $2,614,594,261; includes $2,602,736,760 of cash collateral for securities on loan)(b)(wb)	2,616,845,657	$2,615,798,919

Total Short-Term Investments (cost $3,451,801,595)		3,452,804,804

TOTAL INVESTMENTS 113.4% (cost $21,801,130,574)		19,685,391,057
Liabilities in excess of other assets(z) (13.4)%		(2,325,149,887)

Net Assets 100.0%		$17,360,241,170

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
HSBC—HSBC Bank PLC
IBEX—Spanish Stock Index
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $281,554,339 and 1.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,547,257,741; cash collateral of $2,602,736,760 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $732,831,832. The aggregate value of $402,112,325 is 2.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,169	2 Year U.S. Treasury Notes	Mar. 2024	$852,397,651	$2,099,299
235	5 Year Euro-Bobl	Mar. 2024	29,941,097	(66,704)
8,083	5 Year U.S. Treasury Notes	Mar. 2024	863,681,159	7,081,618
2,105	10 Year U.S. Treasury Notes	Mar. 2024	231,122,432	1,550,851
14	20 Year U.S. Treasury Bonds	Mar. 2024	1,630,125	(9,531)
3	Euro Schatz Index	Mar. 2024	345,441	(270)
200	IBEX 35 Index	Dec. 2023	29,446,000	723,361
				11,378,624
Short Positions:
139	10 Year Euro-Bund	Dec. 2023	20,015,675	(107,251)
263	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	32,349,000	(429,832)
				(537,083)
				$10,841,541
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	HSBC	GBP	15,591	$19,623,869	$19,683,644	$59,775	$—

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/04/23	HSBC	EUR	18,633	$20,390,334	$20,284,734	$—	$(105,600)
Expiring 12/04/23	JPM	EUR	67,094	73,336,392	73,043,323	—	(293,069)
				$113,350,595	$113,011,701	59,775	(398,669)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	BNP	GBP	15,591	$18,909,882	$19,683,644	$—	$(773,762)
Expiring 01/12/24	HSBC	GBP	15,591	19,630,729	19,690,677	—	(59,948)
Euro,
Expiring 12/04/23	BNYM	EUR	85,727	90,764,227	93,328,058	—	(2,563,831)
Expiring 01/12/24	JPM	EUR	67,094	73,472,325	73,175,928	296,397	—
				$202,777,163	$205,878,307	296,397	(3,397,541)
						$356,172	$(3,796,210)
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at November 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	433,189	$(663,215)		$(21,150,172)		$(20,486,957)
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	1,648,550	(22,799,838)		(30,980,760)		(8,180,922)
				$(23,463,053)		$(52,130,932)		$(28,667,879)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/23	(200,665)	$(3,901,272)	$—	$(3,901,272)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	03/20/24	65,300	953,299	—	953,299
					$(2,947,973)	$—	$(2,947,973)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).